Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2018	[1]	1,564,456
Balance at Dec. 31, 2018		$ 46,934	[1]	$ 233,996,669	$ (230,222,985)	$ 3,820,618
Net income (loss)			[1]		(917,545)	(917,545)
Dividends to Series B preferred shares			[1]		(1,110,467)	(1,110,467)
Preferred deemed dividend			[1]		(504,577)	(504,577)
Issuance of shares for vessel acquisitions (in shares)	[1]	2,816,901
Issuance of shares for vessel acquisitions		$ 84,507	[1]	13,134,155		13,218,662
Share-based compensation			[1]	72,404		72,404
Balance (in shares) at Sep. 30, 2019	[1]	4,381,357
Balance at Sep. 30, 2019		$ 131,441	[1]	247,203,228	(232,755,574)	14,579,095
Balance (in shares) at Dec. 31, 2019	[1]	5,600,259
Balance at Dec. 31, 2019		$ 168,008	[1]	253,967,708	(233,682,015)	20,453,701
Net income (loss)			[1]		3,466,124	3,466,124
Dividends to Series B preferred shares			[1]		(524,621)	(524,621)
Share-based compensation			[1]	91,546		91,546
Offering expenses			[1]	(65,916)		(65,916)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	[1]	200,000
Issuance of shares sold at the market (ATM), net of issuance costs		$ 6,000	[1]	709,550		715,550
Balance (in shares) at Sep. 30, 2020	[1]	5,800,259
Balance at Sep. 30, 2020		$ 174,008	[1]	$ 254,702,888	$ (230,740,512)	$ 24,136,384

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.